Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts receivable and prepaid expenses [Abstract]
Governmental authorities	$ 340	$ 252
Prepaid expenses	1,593	1,135
Others	31	50
Other accounts receivable and prepaid expenses, total	$ 1,964	$ 1,437